Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2020	June 30, 2019

	(in thousands)
Numerator:
Net income	$38,496	$30,138

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	24,573	14,939
Effect of dilutive securities:
Share based compensation	216	375
Diluted weighted average common shares outstanding	24,789	15,314

	Six months ended
	June 30, 2020	June 30, 2019

	(in thousands)
Numerator:
Net income	$67,585	$63,581

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	24,573	14,939
Effect of dilutive securities:
Share based compensation	216	337
Diluted weighted average common shares outstanding	24,789	15,276